Summary of assumptions to determine share-based compensation costs over the life of awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Capital
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	115.75%	115.80%	112.50%
Risk-free annual interest rate	1.59%	1.23%	0.27%
Expected life (years)	5 years 8 months 19 days	5 years 8 months 15 days	4 years 7 days
Weighted average share price	$ 8.88	$ 10.51	$ 9.15
Weighted average exercise price	8.88	10.51	9.15
Weighted average grant date fair value	$ 7.47	$ 8.82	$ 6.79